Oil and Gas Properties - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Adjusted inflation for prices and costs subsequent to 2023		0.02
Reversal of impairment loss recognised in profit or loss		$ 341,326
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		0
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ (2,600,000)	(2,200,000)	$ (180,000)
Discount rate applied to cash flow projections			11.00%
Impairment		$ (2,247,162)	$ (180,000)
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	8.00%	10.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	14.00%	17.00%
Oil and gas assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (2,247,162)	$ (180,000)